Summary of Our Options Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Shares
Beginning Balance	1,902,120
Granted	1,431,500
Exercised
Forfeited or expired	(1,508,300)
Ending Balance	1,825,320
Number of Shares Exercisable, Ending Balance	508,350
Weighted Average Exercise Price
Beginning Balance	$ 2.80
Granted	$ 1.19
Exercised
Forfeited or expired	$ 2.38
Ending Balance	$ 1.88
Weighted Average Exercise Price Exercisable, Ending Balance	$ 2.93
Weighted Average Remaining Contractual Term (Yrs)
Outstanding as of end of year	5 years 4 months 24 days
Exercisable as of end of year	3 years
Aggregate Intrinsic Value
Outstanding at December 31, 2012
Exercisable at December 31, 2012